Pensions and other long-term employee benefit plans, Expected Benefit Payments (Details) - Pension and Post-retirement Benefit Plans [Member] € in Millions	Dec. 31, 2021 EUR (€)
Expected benefit payments [Abstract]
2022	€ 18.0
2023	12.1
2024	12.9
2025	13.7
2026	14.0
2027-2031	79.2
Total expected benefit payments	149.9
France [Member]
Expected benefit payments [Abstract]
2022	4.2
2023	1.7
2024	1.8
2025	3.0
2026	3.7
2027-2031	20.6
Total expected benefit payments	35.0
Netherlands [Member]
Expected benefit payments [Abstract]
2022	4.5
2023	4.6
2024	4.7
2025	4.9
2026	4.9
2027-2031	24.1
Total expected benefit payments	47.7
Other [Member]
Expected benefit payments [Abstract]
2022	9.3
2023	5.8
2024	6.4
2025	5.8
2026	5.4
2027-2031	34.5
Total expected benefit payments	€ 67.2